JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	572	57,367
Northrop Grumman Corp.	37	19,472
Textron, Inc.	358	31,691
TransDigm Group, Inc.	35	50,275
		158,805
Air Freight & Logistics — 0.9%
FedEx Corp.	118	32,390
United Parcel Service, Inc., Class B	424	57,780
		90,170
Automobile Components — 0.1%
Aptiv plc *	187	13,453
Automobiles — 1.3%
Tesla, Inc. *	503	131,492
Banks — 3.5%
Bank of America Corp.	2,964	117,625
Citigroup, Inc.	449	28,093
Fifth Third Bancorp	1,059	45,358
Truist Financial Corp.	1,264	54,075
US Bancorp	777	35,514
Wells Fargo & Co.	1,479	83,583
		364,248
Beverages — 1.9%
Coca-Cola Co. (The)	1,138	81,772
Monster Beverage Corp. *	645	33,639
PepsiCo, Inc.	454	77,259
		192,670
Biotechnology — 2.7%
AbbVie, Inc.	685	135,307
Biogen, Inc. *	76	14,663
BioMarin Pharmaceutical, Inc. *	49	3,436
Neurocrine Biosciences, Inc. *	64	7,422
Regeneron Pharmaceuticals, Inc. *	56	58,841
Sarepta Therapeutics, Inc. *	31	3,910
Vertex Pharmaceuticals, Inc. *	130	60,233
		283,812
Broadline Retail — 4.0%
Amazon.com, Inc. *	2,226	414,770
Building Products — 1.7%
Carrier Global Corp.	641	51,575
Masco Corp.	305	25,569
Trane Technologies plc	245	95,455
		172,599

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.0%
Ameriprise Financial, Inc.	44	20,764
Charles Schwab Corp. (The)	552	35,774
CME Group, Inc.	275	60,550
Goldman Sachs Group, Inc. (The)	118	58,245
KKR & Co., Inc.	139	18,182
Morgan Stanley	140	14,602
		208,117
Chemicals — 1.8%
Dow, Inc.	813	44,427
Eastman Chemical Co.	27	3,007
Linde plc	190	90,731
LyondellBasell Industries NV, Class A	254	24,307
PPG Industries, Inc.	170	22,571
		185,043
Communications Equipment — 0.2%
Motorola Solutions, Inc.	35	15,960
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24	12,659
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	72	63,606
Target Corp.	98	15,313
		78,919
Distributors — 0.0% ^
LKQ Corp.	95	3,805
Electric Utilities — 2.2%
NextEra Energy, Inc.	941	79,567
NRG Energy, Inc.	49	4,431
PG&E Corp.	2,490	49,228
Southern Co. (The)	1,015	91,558
		224,784
Electrical Equipment — 0.4%
AMETEK, Inc.	37	6,240
Eaton Corp. plc	110	36,571
		42,811
Energy Equipment & Services — 0.1%
Baker Hughes Co.	431	15,596
Entertainment — 0.2%
Netflix, Inc. *	13	9,111
Warner Music Group Corp., Class A	364	11,386
		20,497
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	326	150,114
Block, Inc. *	116	7,821

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	127	39,654
Fidelity National Information Services, Inc.	621	51,987
Mastercard, Inc., Class A	347	171,129
Visa, Inc., Class A	471	129,644
		550,349
Food Products — 0.8%
Mondelez International, Inc., Class A	1,146	84,409
Ground Transportation — 1.2%
CSX Corp.	1,216	41,985
Uber Technologies, Inc. *	869	65,285
Union Pacific Corp.	76	18,751
		126,021
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	135	15,339
Baxter International, Inc.	187	7,083
Boston Scientific Corp. *	641	53,754
Dexcom, Inc. *	40	2,700
Medtronic plc	555	49,972
Stryker Corp.	209	75,482
		204,330
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	82	42,817
HCA Healthcare, Inc.	34	13,800
Humana, Inc.	61	19,346
McKesson Corp.	28	13,658
UnitedHealth Group, Inc.	285	166,531
		256,152
Health Care REITs — 0.7%
Ventas, Inc.	645	41,398
Welltower, Inc.	209	26,751
		68,149
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	16	67,082
Chipotle Mexican Grill, Inc. *	894	51,499
DoorDash, Inc., Class A *	50	7,219
Expedia Group, Inc. *	179	26,541
Hilton Worldwide Holdings, Inc.	144	33,161
McDonald's Corp.	171	52,111
Royal Caribbean Cruises Ltd.	223	39,498
Yum! Brands, Inc.	377	52,658
		329,769

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 0.2%
Lennar Corp., Class A	85	15,952
Toll Brothers, Inc.	43	6,689
		22,641
Household Products — 0.5%
Church & Dwight Co., Inc.	204	21,391
Procter & Gamble Co. (The)	189	32,678
		54,069
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	72	8,537
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	471	97,428
Industrial REITs — 0.6%
Prologis, Inc.	454	57,345
Insurance — 2.1%
Aon plc, Class A	109	37,642
MetLife, Inc.	378	31,186
Principal Financial Group, Inc.	243	20,903
Progressive Corp. (The)	305	77,384
Travelers Cos., Inc. (The)	204	47,671
		214,786
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	1,246	206,602
Alphabet, Inc., Class C	940	157,269
Meta Platforms, Inc., Class A	527	301,498
		665,369
IT Services — 1.1%
Accenture plc, Class A (Ireland)	151	53,516
Cognizant Technology Solutions Corp., Class A	612	47,192
TE Connectivity plc (Ireland)	65	9,842
		110,550
Life Sciences Tools & Services — 1.6%
Danaher Corp.	216	59,975
Thermo Fisher Scientific, Inc.	163	100,800
		160,775
Machinery — 1.6%
Deere & Co.	182	75,929
Ingersoll Rand, Inc.	179	17,604
Otis Worldwide Corp.	524	54,462
PACCAR, Inc.	146	14,381
		162,376
Media — 1.0%
Charter Communications, Inc., Class A *	66	21,190

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	1,808	75,530
Sirius XM Holdings, Inc.	266	6,289
		103,009
Metals & Mining — 0.1%
Nucor Corp.	77	11,524
Multi-Utilities — 0.2%
CMS Energy Corp.	346	24,440
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	108	15,891
ConocoPhillips	680	71,537
Diamondback Energy, Inc.	199	34,372
EOG Resources, Inc.	425	52,297
EQT Corp.	137	5,007
Exxon Mobil Corp.	1,245	145,932
		325,036
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	385	19,571
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	84	8,356
Kenvue, Inc.	1,053	24,366
		32,722
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,176	60,840
Eli Lilly & Co.	151	133,587
Johnson & Johnson	365	59,196
Merck & Co., Inc.	334	37,881
		291,504
Professional Services — 0.4%
Leidos Holdings, Inc.	240	39,198
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	316	22,537
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc. *	356	58,378
Analog Devices, Inc.	353	81,364
Broadcom, Inc.	625	107,903
Lam Research Corp.	52	42,293
Marvell Technology, Inc.	71	5,153
Micron Technology, Inc.	600	62,222
NVIDIA Corp.	5,633	684,042
NXP Semiconductors NV (China)	335	80,306
Texas Instruments, Inc.	450	92,949
		1,214,610

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 10.2%
Adobe, Inc. *	32	16,596
Cadence Design Systems, Inc. *	58	15,656
Fair Isaac Corp. *	5	10,225
Intuit, Inc.	107	66,121
Microsoft Corp.	1,753	754,477
Salesforce, Inc.	326	89,210
ServiceNow, Inc. *	111	99,431
		1,051,716
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	232	37,630
Equinix, Inc.	6	5,151
SBA Communications Corp.	147	35,393
		78,174
Specialty Retail — 2.8%
AutoZone, Inc. *	24	75,157
Best Buy Co., Inc.	227	23,512
Burlington Stores, Inc. *	94	24,837
Lowe's Cos., Inc.	410	110,958
O'Reilly Automotive, Inc. *	11	12,397
Ross Stores, Inc.	260	39,175
		286,036
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	3,195	744,528
Hewlett Packard Enterprise Co.	986	20,174
Seagate Technology Holdings plc	472	51,671
Western Digital Corp. *	304	20,731
		837,104
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	46	12,444
Tobacco — 0.4%
Altria Group, Inc.	288	14,687
Philip Morris International, Inc.	260	31,565
		46,252
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	23	18,466
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	175	36,014
Total Common Stocks (Cost $5,687,949)		10,253,622

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $95,366)	95,346	95,404
Total Investments — 100.0% (Cost $5,783,315)		10,349,026
Other Assets Less Liabilities — 0.0% ^		4,015
NET ASSETS — 100.0%		10,353,041

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	329	12/20/2024	USD	95,665	2,054

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,349,026	$—	$—	$10,349,026
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,054	$—	$—	$2,054

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$193,056	$762,631	$860,370	$54	$33	$95,404	95,346	$2,112	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.